CAPITAL MANAGEMENT AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2021
CAPITAL MANAGEMENT AND FINANCIAL RISK
CAPITAL MANAGEMENT AND FINANCIAL RISK
24.	CAPITAL MANAGEMENT AND FINANCIAL RISK

Capital Management

The Company’s capital includes cash, cash equivalents, investments in debt instruments, investments in equity instruments and the current portion of debt obligations. The Company’s primary objective with respect to its capital management is to ensure that it has sufficient capital to maintain its ongoing operations, to provide returns to shareholders and benefits for other stakeholders and to pursue growth opportunities.

Long-term planning, annual budgeting and controls over major investment decisions are the primary tools used to manage the Company’s capital. The Company’s cash is managed centrally and disbursed to the various business units based on a system of internal controls that require review and approval of significant expenditures by the Company’s key decision makers. Under the Company’s delegation of authority guidelines, significant debt obligations require the approval of both the Board of Directors.

The Company monitors and reviews the composition of its net cash and investment position on an ongoing basis, and [adjusts its holdings as necessary to achieve the desired level of risk and/or to accommodate operating plans for the current and future periods]. The Company’s net cash and investment position is summarized below:

	At December 31	At December 31
(in thousands)	2021	2020

Net cash and investments:
Cash and cash equivalents	$63,998	$24,992
Equity instrument investments (note 7)	14,578	16,950
Investments-uranium (note 7)	133,114	-
Debt obligations-current (note 16)	(179)	(240)
Net cash and investments	$211,511	$41,702

Financial Risk

The Company examines the various financial risks to which it is exposed and assesses the impact and likelihood of those risks. These risks may include credit risk, liquidity risk, currency risk, interest rate risk commodity price and equity price risk.

(a) Credit Risk

Credit risk is the risk of loss due to a counterparty’s inability to meet its obligations under a financial instrument that will result in a financial loss to the Company. The Company believes that the carrying amount of its cash and cash equivalents, trade and other receivables and restricted cash and investments represents its maximum credit exposure.

The maximum exposure to credit risk at the reporting dates is as follows:

	At December 31	At December 31
(in thousands)	2021	2020

Cash and cash equivalents	$63,998	$24,992
Trade and other receivables	3,656	3,374
Restricted cash and investments	12,001	12,018
	$79,655	$40,384

The Company limits cash and cash equivalents and restricted cash and investment risk by dealing with credit worthy financial institutions. The majority of the Company’s normal course trade and other receivables balance relates to a small number of customers who have established credit worthiness with the Company through past dealings. Based on its historical credit loss experience, the Company has recorded an allowance for credit loss of $nil as at December 31, 2021 and December 31, 2020.

(b) Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulties in meeting obligations associated with its financial liabilities as they become due. The Company has in place a planning and budgeting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there is sufficient committed capital to meet its short-term business requirements, taking into account its anticipated cash flows from operations, its holdings of cash and cash equivalents and equity investments, its financial covenants and its access to credit and capital markets, if required.

The maturities of the Company’s financial liabilities at December 31, 2021 are as follows:

(in thousands)	Within 1 Year	1 to 5 Years

Accounts payable and accrued liabilities	$8,590	$-
Debt obligations (note 16)	179	329
	$8,769	$329
(c) Currency Risk

Foreign exchange risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company predominantly operates in Canada and incurs the majority of its operating and capital costs in Canadian dollars.

As the prices of uranium are quoted in U.S. currency, fluctuations in the Canadian dollar relative to the U.S. dollar can significantly impact the valuation of the Company’s holdings of physical uranium from a Canadian dollar perspective.

The Company is also exposed to some foreign exchange risk on its net U.S dollar financial asset position, including cash and cash equivalents held in U.S. dollars.

At December 31, 2021, the Company’s net U.S dollar financial assets and uranium investments were $8,697,000, and $133,114,000, respectively. The impact of the U.S dollar strengthening or weakening (by 10%) on the value of the Company’s net U.S dollar-denominated assets is as follows:

	December 31, 2021	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)

Currency risk
CAD weakens	1.2678	1.3945	$14,181
CAD strengthens	1.2678	1.1410	$(14,181)

Currently, the Company does not have any programs or instruments in place to hedge this possible currency risk.

(d) Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its liabilities through its outstanding borrowings and on its assets through its investments in debt instruments. The Company monitors its exposure to interest rates and has not entered into any derivative contracts to manage this risk.

(e) Commodity Price Risk

The Company’s uranium holdings are directly tied to the spot price of uranium. At December 31, 2021, a 10% increase in the uranium spot price would have increased the Company’s holdings of physical uranium by $13,311,000, while a 10% decrease would have decreased the Company’s holdings of physical uranium by $13,311,000.

(f) Equity Price Risk

The Company is exposed to equity price risk on its investments in equity instruments of other publicly traded companies as well as on the GoviEx Warrants. The sensitivity analysis below illustrates the impact of equity price risk on the equity investments held by the Company and the GoviEx Warrants at December 31, 2021:

Change in
net income
(in thousands)	(loss)

Equity price risk
10% increase in equity prices	$1,049
10% decrease in equity prices	(1,080)

Fair Value of Investments and Financial Instruments

IFRS requires disclosures about the inputs to fair value measurements, including their classification within a hierarchy that prioritizes the inputs to fair value measurement. The three levels of the fair value hierarchy are:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

•	Level 3 - Inputs that are not based on observable market data.

The fair value of financial instruments which trade in active markets, such as share and warrant equity instruments, is based on quoted market prices at the balance sheet date. The quoted market price used to value financial assets held by the Company is the current closing price. Warrants that do not trade in active markets have been valued using the Black-Scholes pricing model. Debt instruments have been valued using the effective interest rate for the period that the Company expects to hold the instrument and not the rate to maturity.

Except as otherwise disclosed, the fair values of cash and cash equivalents, trade and other receivables, accounts payable and accrued liabilities, restricted cash and cash equivalents and debt obligations approximate their carrying values as a result of the short-term nature of the instruments, the variable interest rate associated with the instruments or the fixed interest rate of the instruments being similar to market rates.

During 2021 and 2020, there were no transfers between levels 1, 2 and 3 and there were no changes in valuation techniques.

The following table illustrates the classification of the Company’s financial assets and liabilities within the fair value hierarchy as at December 31, 2021 and December 31, 2020:

	Financial	Fair	December 31,	December 31,
	Instrument	Value	2021	2020
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$63,998	$24,992
Trade and other receivables	Category B		3,656	3,374
Investments
Equity instruments-shares	Category A	Level 1	14,349	16,657
Equity instruments-warrants	Category A	Level 2	229	293
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		2,866	2,883
Credit facility pledged assets	Category B		9,000	9,000
Reclamation letter of credit collateral	Category B		135	135
			$94,233	$57,334

Financial Liabilities:
Account payable and accrued liabilities	Category C		8,590	7,178
Debt obligations	Category C		508	615
Warrants on investment	Category A	Level 2	1,625	-
Share purchase warrants	Category A	Level 2	20,337	-
			$31,060	$7,793

(1)

Financial instrument designations are as follows: Category A=Financial assets and liabilities at fair value through profit and loss; Category B=Financial assets at amortized cost; and Category C=Financial liabilities at amortized cost.

Investments in uranium are categorized in Level 2. Investments in uranium are measured at fair value at each reporting period based on the month-end spot price for uranium published by UxC and converted to Canadian dollars during the period-end indicative foreign exchange rate.